ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES [Text Block]	14. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Category	December 31,	December 31,
	2017	2016
Accounts payable	$840,060	$560,675
Other accrued liabilities	242,780	209,000
Total	$1,082,840	$769,675